Convertible note (Tables)	6 Months Ended
Jun. 30, 2023
Convertible note
Schedule of Convertible note
For six months ended June 30, 2023
Risk-free interest rate	5.419%
Expected life	1 year
Share price	$2.68
Volatility	142%